Warrants (Details 5) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2019
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Granted		$ 14.41	$ 11.03
Term for warrants expiration					30 days
Fair value of option	3,800,342	5,229,675	5,034,858	3,800,342
Warrant liability, current	$ 653	$ 17,457	$ 581	$ 653
Change in the fair value of warrants			$ 1,466	$ (3,538)
Series 4 Growth redeemable convertible preferred stock -"Series 4 Growth"
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Granted	$ 20.72
Term for warrants expiration	1 year			1 year
Issuance of redeemable convertible preferred stock, and extinguishment of tranche rights liability (in shares)	2,973,270		2,845,625	2,973,270
Number of options issued	2,419,573		2,371,812
Warrant liability, current	$ 700		$ 700	$ 700
Change in the fair value of warrants			$ 1,400
Warrants and Rights Subject to Mandatory Redemption [Member] | Series 4 Growth redeemable convertible preferred stock -"Series 4 Growth"
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Granted				$ 20.72
Term for warrants expiration	1 year			1 year
Number of options issued			2,371,812	2,419,573
Change in the fair value of warrants			$ 1,400